JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.5%
Aerospace & Defense — 2.5%
Arconic, Inc.	1,119	33,514
Boeing Co. (The)	1,543	491,091
General Dynamics Corp.	676	118,597
HEICO Corp.	116	14,202
HEICO Corp., Class A	206	19,807
Huntington Ingalls Industries, Inc.	117	30,537
L3Harris Technologies, Inc.	640	141,651
Lockheed Martin Corp.	719	307,818
Northrop Grumman Corp.	452	169,306
Raytheon Co.	806	178,078
Spirit AeroSystems Holdings, Inc., Class A	301	19,661
Teledyne Technologies, Inc.*	107	39,061
Textron, Inc.	656	30,130
TransDigm Group, Inc.	143	91,989
United Technologies Corp.	2,345	352,219

		2,037,661

Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.	391	28,238
Expeditors International of Washington, Inc.	495	36,155
FedEx Corp.	695	100,525
United Parcel Service, Inc., Class B	2,022	209,317
XPO Logistics, Inc.*	263	23,386

		397,621

Airlines — 0.3%
Alaska Air Group, Inc.	358	23,123
American Airlines Group, Inc.	1,125	30,195
Delta Air Lines, Inc.	1,660	92,528
Southwest Airlines Co.	1,369	75,268
United Airlines Holdings, Inc.*	626	46,825

		267,939

Auto Components — 0.1%
Aptiv plc	735	62,321
Autoliv, Inc. (Sweden)	226	17,318
BorgWarner, Inc.	595	20,403
Lear Corp.	161	19,832

		119,874

Automobiles — 0.6%
Ford Motor Co.	11,250	99,225
General Motors Co.	3,634	121,339
Harley-Davidson, Inc.	446	14,896
Tesla, Inc.*	413	268,686

		504,146

Banks — 5.0%
Bank of America Corp.	23,383	767,664
CIT Group, Inc.	275	12,570
Citigroup, Inc.	6,305	469,155
Citizens Financial Group, Inc.	1,257	46,861
Comerica, Inc.	417	25,504
East West Bancorp, Inc.	421	19,299
Fifth Third Bancorp	2,049	58,294
First Republic Bank	484	53,666
Huntington Bancshares, Inc.	2,980	40,439
JPMorgan Chase & Co.(a)	9,056	1,198,652
KeyCorp	2,847	53,267
M&T Bank Corp.	383	64,543
PNC Financial Services Group, Inc. (The)	1,264	187,767
Regions Financial Corp.	2,783	43,331
SVB Financial Group*	147	35,328
Truist Financial Corp.	3,872	199,679
US Bancorp	4,108	218,628
Wells Fargo & Co.	11,117	521,832
Zions Bancorp NA	495	22,518

		4,038,997

Beverages — 1.8%
Brown-Forman Corp., Class A	163	10,476
Brown-Forman Corp., Class B	528	35,714
Coca-Cola Co. (The)	11,139	650,518
Constellation Brands, Inc., Class A	482	90,761
Keurig Dr Pepper, Inc.	775	22,111
Molson Coors Beverage Co., Class B	540	30,013
Monster Beverage Corp.*	1,100	73,260
PepsiCo, Inc.	4,029	572,198

		1,485,051

Biotechnology — 2.0%
AbbVie, Inc.	4,268	345,793
Alexion Pharmaceuticals, Inc.*	640	63,610
Alnylam Pharmaceuticals, Inc.*	319	36,618
Amgen, Inc.	1,715	370,526
Biogen, Inc.*	524	140,878
BioMarin Pharmaceutical, Inc.*	516	43,086
Exact Sciences Corp.*	401	37,405
Gilead Sciences, Inc.	3,651	230,743
Incyte Corp.*	514	37,558
Neurocrine Biosciences, Inc.*	263	26,321
Regeneron Pharmaceuticals, Inc.*	229	77,388
Seattle Genetics, Inc.*	333	36,094
Vertex Pharmaceuticals, Inc.*	740	168,017

		1,614,037

Building Products — 0.3%
Allegion plc	271	35,046
Fortune Brands Home & Security, Inc.	400	27,484
Johnson Controls International plc	2,231	88,013
Lennox International, Inc.	104	24,230
Masco Corp.	819	38,919
Owens Corning	313	18,933

		232,625

Capital Markets — 2.9%
Affiliated Managers Group, Inc.	142	11,339
Ameriprise Financial, Inc.	366	60,540
Apollo Global Management, Inc.	580	27,445
Bank of New York Mellon Corp. (The)	2,427	108,681
BlackRock, Inc.	340	179,299
Blackstone Group, Inc. (The), Class A	1,904	116,277
Charles Schwab Corp. (The)	3,303	150,452
CME Group, Inc.	1,035	224,709
E*TRADE Financial Corp.	651	27,746
Franklin Resources, Inc.	807	20,417
Goldman Sachs Group, Inc. (The)	921	218,968
Intercontinental Exchange, Inc.	1,606	160,182
Invesco Ltd.	1,073	18,563
KKR & Co., Inc., Class A	1,591	50,753
MarketAxess Holdings, Inc.	110	38,960
Moody’s Corp.	471	120,948
Morgan Stanley	3,554	185,732

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Capital Markets — continued
MSCI, Inc.	246	70,307
Nasdaq, Inc.	332	38,665
Northern Trust Corp.	613	59,957
Raymond James Financial, Inc.	358	32,732
S&P Global, Inc.	705	207,080
SEI Investments Co.	364	23,755
State Street Corp.	1,047	79,184
T. Rowe Price Group, Inc.	674	89,999
TD Ameritrade Holding Corp.	763	36,227

		2,358,917

Chemicals — 1.7%
Air Products & Chemicals, Inc.	638	152,297
Albemarle Corp.	307	24,646
Ashland Global Holdings, Inc.	173	12,798
Axalta Coating Systems Ltd.*	600	17,286
Celanese Corp.	346	35,811
CF Industries Holdings, Inc.	625	25,175
Corteva, Inc.	2,161	62,496
Dow, Inc.	2,139	98,544
DuPont de Nemours, Inc.	2,137	109,372
Eastman Chemical Co.	393	28,009
Ecolab, Inc.	725	142,180
FMC Corp.	372	35,559
International Flavors & Fragrances, Inc.(b)	308	40,382
Linde plc (United Kingdom)	1,549	314,648
LyondellBasell Industries NV, Class A	739	57,538
Mosaic Co. (The)	1,010	20,038
PPG Industries, Inc.	681	81,611
Sherwin-Williams Co. (The)	234	130,336
Westlake Chemical Corp.	103	6,304
WR Grace & Co.	163	10,980

		1,406,010

Commercial Services & Supplies — 0.4%
Cintas Corp.	244	68,069
Copart, Inc.*	590	59,861
Republic Services, Inc.	610	57,981
Rollins, Inc.	404	15,332
Stericycle, Inc.*	261	16,359
Waste Management, Inc.	1,126	137,034

		354,636

Communications Equipment — 0.9%
Arista Networks, Inc.*	159	35,511
Cisco Systems, Inc.	12,256	563,409
F5 Networks, Inc.*	174	21,249
Juniper Networks, Inc.	964	22,114
Motorola Solutions, Inc.	497	87,969
Ubiquiti, Inc.	34	5,556

		735,808

Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.	392	36,272
Quanta Services, Inc.	413	16,169

		52,441

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	178	46,956
Vulcan Materials Co.	384	54,386

		101,342

Consumer Finance — 0.7%
Ally Financial, Inc.	1,097	35,137
American Express Co.	1,937	251,558
Capital One Financial Corp.	1,345	134,231
Discover Financial Services	903	67,842
Santander Consumer USA Holdings, Inc.	291	7,747
Synchrony Financial	1,715	55,583

		552,098

Containers & Packaging — 0.4%
Amcor plc	4,679	49,551
Avery Dennison Corp.	244	32,023
Ball Corp.	946	68,282
Crown Holdings, Inc.*	392	29,020
International Paper Co.	1,130	46,014
Packaging Corp. of America	275	26,331
Sealed Air Corp.	447	15,868
Westrock Co.	747	29,133

		296,222

Distributors — 0.1%
Genuine Parts Co.	420	39,300
LKQ Corp.*	888	29,024

		68,324

Diversified Consumer Services — 0.0%(c)
H&R Block, Inc.	563	13,062

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B*	5,651	1,268,254
Equitable Holdings, Inc.	1,269	30,481
Jefferies Financial Group, Inc.	728	15,754
Voya Financial, Inc.	390	23,295

		1,337,784

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	21,103	793,895
CenturyLink, Inc.	2,833	38,699
Verizon Communications, Inc.	11,948	710,189
Zayo Group Holdings, Inc.*	681	23,665

		1,566,448

Electric Utilities — 2.1%
Alliant Energy Corp.	695	41,255
American Electric Power Co., Inc.	1,427	148,722
Avangrid, Inc.	162	8,628
Duke Energy Corp.	2,105	205,511
Edison International	1,036	79,306
Entergy Corp.	572	75,229
Evergy, Inc.	655	47,265
Eversource Energy	933	86,246
Exelon Corp.	2,806	133,538
FirstEnergy Corp.	1,562	79,334
NextEra Energy, Inc.	1,409	377,894
OGE Energy Corp.	580	26,593
Pinnacle West Capital Corp.	327	31,945
PPL Corp.	2,091	75,673
Southern Co. (The)	3,028	213,171
Xcel Energy, Inc.	1,514	104,754

		1,735,064

Electrical Equipment — 0.5%
Acuity Brands, Inc.	114	13,437
AMETEK, Inc.	663	64,411
Eaton Corp. plc	1,196	112,986
Emerson Electric Co.	1,760	126,069
Hubbell, Inc.	159	22,774
Rockwell Automation, Inc.	334	64,014
Sensata Technologies Holding plc*	457	21,602

		425,293

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	859	85,445
CDW Corp.	416	54,267
Cognex Corp.	496	25,281
Corning, Inc.	2,220	59,252
Flex Ltd.*	1,466	19,278
IPG Photonics Corp.*	105	13,405
Keysight Technologies, Inc.*	540	50,215
TE Connectivity Ltd.	963	88,769
Trimble, Inc.*	721	30,657
Zebra Technologies Corp., Class A*	152	36,331

		462,900

Energy Equipment & Services — 0.3%
Baker Hughes Co.	1,877	40,656
Halliburton Co.	2,532	55,223
Helmerich & Payne, Inc.	312	12,651
National Oilwell Varco, Inc.	1,116	23,001
Schlumberger Ltd.	4,000	134,040

		265,571

Entertainment — 1.8%
Activision Blizzard, Inc.	2,218	129,709
Electronic Arts, Inc.*	843	90,976
Live Nation Entertainment, Inc.*	404	27,537
Netflix, Inc.*	1,265	436,539
Roku, Inc.*	262	31,689
Take-Two Interactive Software, Inc.*	329	41,006
Walt Disney Co. (The)	5,207	720,180

		1,477,636

Equity Real Estate Investment Trusts (REITs) — 3.1%
Alexandria Real Estate Equities, Inc.	355	57,936
American Tower Corp.	1,281	296,859
AvalonBay Communities, Inc.	401	86,893
Boston Properties, Inc.	416	59,634
Camden Property Trust	280	31,480
Crown Castle International Corp.	1,202	180,108
Digital Realty Trust, Inc.	600	73,794
Duke Realty Corp.	1,062	38,561
Equinix, Inc.	248	146,253
Equity LifeStyle Properties, Inc.	527	38,339
Equity Residential	1,008	83,745
Essex Property Trust, Inc.	192	59,474
Extra Space Storage, Inc.	372	41,173
Federal Realty Investment Trust	201	25,129
Healthpeak Properties, Inc.	1,429	51,430
Host Hotels & Resorts, Inc.	2,072	33,856
Invitation Homes, Inc.	1,552	48,841
Iron Mountain, Inc.	832	26,300
Kimco Realty Corp.	1,216	23,165
Macerich Co. (The)	316	7,050
Mid-America Apartment Communities, Inc.	331	45,417
Prologis, Inc.	1,824	169,413
Public Storage	431	96,441
Realty Income Corp.	944	74,019
Regency Centers Corp.	482	29,903
SBA Communications Corp.	328	81,856
Simon Property Group, Inc.	888	118,237
SL Green Realty Corp.	233	21,445
Sun Communities, Inc.	264	42,813
UDR, Inc.	845	40,484
Ventas, Inc.	1,074	62,142
VEREIT, Inc.	3,083	30,090
VICI Properties, Inc.	1,328	35,590
Vornado Realty Trust	456	29,991
Welltower, Inc.	1,173	99,599
Weyerhaeuser Co.	2,153	62,329
WP Carey, Inc.	499	41,976

		2,491,765

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	1,279	390,760
Kroger Co. (The)	2,318	62,262
Sysco Corp.	1,476	121,239
Walgreens Boots Alliance, Inc.	2,164	110,039
Walmart, Inc.	4,096	468,951

		1,153,251

Food Products — 1.1%
Archer-Daniels-Midland Co.	1,605	71,840
Bunge Ltd.	411	21,549
Campbell Soup Co.	485	23,469
Conagra Brands, Inc.	1,404	46,220
General Mills, Inc.	1,744	91,072
Hershey Co. (The)	427	66,258
Hormel Foods Corp.	805	38,044
Ingredion, Inc.	194	17,072
JM Smucker Co. (The)	331	34,295
Kellogg Co.	721	49,179
Kraft Heinz Co. (The)	1,797	52,472
Lamb Weston Holdings, Inc.	421	38,442
McCormick & Co., Inc. (Non-Voting)	358	58,486
Mondelez International, Inc., Class A	4,156	238,471
Tyson Foods, Inc., Class A	850	70,235

		917,104

Gas Utilities — 0.1%
Atmos Energy Corp.	343	40,141
National Fuel Gas Co.	250	10,798
UGI Corp.	600	24,954

		75,893

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	5,103	444,675
ABIOMED, Inc.*	132	24,590
Align Technology, Inc.*	205	52,706
Baxter International, Inc.	1,477	131,778
Becton Dickinson and Co.	782	215,191
Boston Scientific Corp.*	4,027	168,610
Cooper Cos., Inc. (The)	143	49,605
Danaher Corp.	1,847	297,127
Dentsply Sirona, Inc.	643	36,008
DexCom, Inc.*	261	62,836
Edwards Lifesciences Corp.*	599	131,696
Hologic, Inc.*	777	41,585
IDEXX Laboratories, Inc.*	249	67,481
Intuitive Surgical, Inc.*	334	186,967
Medtronic plc	3,870	446,753
ResMed, Inc.	416	66,132
STERIS plc	246	37,070
Stryker Corp.	929	195,740
Teleflex, Inc.	135	50,154
Varian Medical Systems, Inc.*	260	36,548
Zimmer Biomet Holdings, Inc.	593	87,705

		2,830,957

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	431	36,876
Anthem, Inc.	731	193,920
Cardinal Health, Inc.	844	43,221
Centene Corp.*	1,683	105,709
Cigna Corp.	1,076	207,001
CVS Health Corp.	3,757	254,800
DaVita, Inc.*	258	20,607
HCA Healthcare, Inc.	762	105,766
Henry Schein, Inc.*	423	29,162
Humana, Inc.	385	129,452
Laboratory Corp. of America Holdings*	280	49,112
McKesson Corp.	523	74,585
Quest Diagnostics, Inc.	390	43,161
UnitedHealth Group, Inc.	2,738	745,968
Universal Health Services, Inc., Class B	230	31,535

		2,070,875

Health Care Technology — 0.1%
Cerner Corp.	905	65,006
Veeva Systems, Inc., Class A*	383	56,152

		121,158

Hotels, Restaurants & Leisure — 1.9%
Aramark	722	31,869
Carnival Corp.	1,155	50,277
Chipotle Mexican Grill, Inc.*	76	65,874
Darden Restaurants, Inc.	356	41,449
Domino’s Pizza, Inc.	117	32,965
Hilton Worldwide Holdings, Inc.	814	87,749
Las Vegas Sands Corp.	977	63,808
Marriott International, Inc., Class A	784	109,807
McDonald’s Corp.	2,177	465,813
MGM Resorts International	1,487	46,186
Norwegian Cruise Line Holdings Ltd.*	615	33,118
Royal Caribbean Cruises Ltd.	498	58,306
Starbucks Corp.	3,412	289,440
Vail Resorts, Inc.	116	27,203
Wyndham Destinations, Inc.	260	12,618
Wynn Resorts Ltd.	279	35,198
Yum! Brands, Inc.	872	92,231

		1,543,911

Household Durables — 0.4%
DR Horton, Inc.	971	57,483
Garmin Ltd.	418	40,525
Lennar Corp., Class A	809	53,685
Lennar Corp., Class B	47	2,468
Mohawk Industries, Inc.*	171	22,517
Newell Brands, Inc.	1,099	21,464
NVR, Inc.*	9	34,353
PulteGroup, Inc.	734	32,773
Whirlpool Corp.	179	26,165

		291,433

Household Products — 1.6%
Church & Dwight Co., Inc.	707	52,474
Clorox Co. (The)	363	57,103
Colgate-Palmolive Co.	2,473	182,458
Kimberly-Clark Corp.	988	141,521
Procter & Gamble Co. (The)	7,202	897,513

		1,331,069

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	1,915	38,032
NRG Energy, Inc.	727	26,819
Vistra Energy Corp.	1,294	29,141

		93,992

Industrial Conglomerates — 1.3%
3M Co.	1,659	263,217
General Electric Co.	25,227	314,076
Honeywell International, Inc.	2,066	357,873
Roper Technologies, Inc.	302	115,261

		1,050,427

Insurance — 2.5%
Aflac, Inc.	2,122	109,431
Alleghany Corp.*	39	31,109
Allstate Corp. (The)	933	110,598
American Financial Group, Inc.	218	23,716
American International Group, Inc.	2,514	126,354
Aon plc	675	148,669
Arch Capital Group Ltd.*	1,172	51,755
Arthur J Gallagher & Co.	537	55,080
Brighthouse Financial, Inc.*	314	12,214
Chubb Ltd.	1,311	199,259
Cincinnati Financial Corp.	441	46,283
Everest Re Group Ltd.	117	32,359
Fidelity National Financial, Inc.	792	38,610
Globe Life, Inc.	286	29,818
Hartford Financial Services Group, Inc. (The)	1,040	61,651
Lincoln National Corp.	570	31,054
Loews Corp.	737	37,919
Markel Corp.*	37	43,400
Marsh & McLennan Cos., Inc.	1,457	162,980
MetLife, Inc.	2,260	112,345
Principal Financial Group, Inc.	748	39,607
Progressive Corp. (The)	1,687	136,124
Prudential Financial, Inc.	1,158	105,447
Reinsurance Group of America, Inc.	178	25,641
Travelers Cos., Inc. (The)	748	98,452
Unum Group	594	15,854
Willis Towers Watson plc	370	78,177
WR Berkley Corp.	419	30,809

		1,994,715

Interactive Media & Services — 5.0%
Alphabet, Inc., Class A*	866	1,240,787
Alphabet, Inc., Class C*	864	1,239,175
Facebook, Inc., Class A*	6,950	1,403,275
IAC/InterActiveCorp*	207	50,423
Snap, Inc., Class A*	2,269	41,704
TripAdvisor, Inc.	304	8,305
Twitter, Inc.*	2,242	72,820

		4,056,489

Internet & Direct Marketing Retail — 3.5%
Amazon.com, Inc.*	1,203	2,416,490
Booking Holdings, Inc.*	120	219,666
eBay, Inc.	2,210	74,168
Expedia Group, Inc.	401	43,488
MercadoLibre, Inc. (Argentina)*	133	88,179
Qurate Retail, Inc., Series A*	1,117	9,528

		2,851,519

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
IT Services — 5.6%
Accenture plc, Class A	1,831	375,740
Akamai Technologies, Inc.*	469	43,781
Alliance Data Systems Corp.	117	12,026
Automatic Data Processing, Inc.	1,252	214,580
Broadridge Financial Solutions, Inc.	332	39,558
Cognizant Technology Solutions Corp., Class A	1,579	96,919
DXC Technology Co.	737	23,496
Fidelity National Information Services, Inc.	1,773	254,709
Fiserv, Inc.*	1,650	195,706
FleetCor Technologies, Inc.*	251	79,123
Gartner, Inc.*	257	41,320
Global Payments, Inc.	868	169,651
GoDaddy, Inc., Class A*	510	34,277
International Business Machines Corp.	2,556	367,374
Jack Henry & Associates, Inc.	223	33,347
Leidos Holdings, Inc.	386	38,781
Mastercard, Inc., Class A	2,567	811,018
Okta, Inc.*	308	39,439
Paychex, Inc.	921	78,994
PayPal Holdings, Inc.*	3,391	386,201
Sabre Corp.	790	17,017
Square, Inc., Class A*	988	73,794
Twilio, Inc., Class A*	361	44,887
VeriSign, Inc.*	300	62,442
Visa, Inc., Class A	4,947	984,305
Western Union Co. (The)	1,210	32,549

		4,551,034

Leisure Products — 0.1%
Hasbro, Inc.	367	37,386
Mattel, Inc.*	1,003	14,674
Polaris, Inc.	167	15,337

		67,397

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	894	73,809
Avantor, Inc.*	644	11,895
Bio-Rad Laboratories, Inc., Class A*	61	22,016
Illumina, Inc.*	424	122,990
IQVIA Holdings, Inc.*	524	81,351
Mettler-Toledo International, Inc.*	67	50,731
PerkinElmer, Inc.	318	29,408
Thermo Fisher Scientific, Inc.	1,156	362,048
Waters Corp.*	188	42,072

		796,320

Machinery — 1.5%
Caterpillar, Inc.	1,596	209,635
Cummins, Inc.	444	71,027
Deere & Co.	907	143,832
Donaldson Co., Inc.	365	18,925
Dover Corp.	420	47,817
Flowserve Corp.	375	17,505
Fortive Corp.	851	63,765
IDEX Corp.	221	36,211
Illinois Tool Works, Inc.	844	147,683
Ingersoll-Rand plc	694	92,462
PACCAR, Inc.	1,001	74,284
Parker-Hannifin Corp.	370	72,405
Pentair plc	483	20,735
Snap-on, Inc.	160	25,541
Stanley Black & Decker, Inc.	441	70,265
Westinghouse Air Brake Technologies Corp.	527	38,924
Xylem, Inc.	523	42,708

		1,193,724

Media — 1.5%
Altice USA, Inc., Class A*	893	24,432
Charter Communications, Inc., Class A*	452	233,892
Comcast Corp., Class A	13,111	566,264
Discovery, Inc., Class A*	455	13,313
Discovery, Inc., Class C*	971	26,965
DISH Network Corp., Class A*	735	27,019
Fox Corp., Class A	1,027	38,081
Fox Corp., Class B	470	17,075
Interpublic Group of Cos., Inc. (The)	1,120	25,424
Liberty Broadband Corp., Class A*	67	8,817
Liberty Broadband Corp., Class C*	443	58,888
Liberty Media Corp.-Liberty SiriusXM, Class A*	243	11,802
Liberty Media Corp.-Liberty SiriusXM, Class C*	422	20,686
News Corp., Class A	1,122	15,282
News Corp., Class B	348	4,862
Omnicom Group, Inc.	626	47,144
Sirius XM Holdings, Inc.	3,958	27,983
ViacomCBS, Inc.	1,562	53,311

		1,221,240

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	4,193	46,542
Newmont Corp.	2,371	106,837
Nucor Corp.	874	41,506
Southern Copper Corp. (Peru)	247	9,307
Steel Dynamics, Inc.	621	18,556

		222,748

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	1,564	29,075
Annaly Capital Management, Inc.	4,128	40,289

		69,364

Multiline Retail — 0.5%
Dollar General Corp.	734	112,603
Dollar Tree, Inc.*	681	59,295
Kohl’s Corp.	451	19,280
Macy’s, Inc.	893	14,243
Nordstrom, Inc.	309	11,390
Target Corp.	1,462	161,902

		378,713

Multi-Utilities — 1.1%
Ameren Corp.	708	58,091
CenterPoint Energy, Inc.	1,452	38,449
CMS Energy Corp.	818	56,041
Consolidated Edison, Inc.	958	90,052
Dominion Energy, Inc.	2,378	203,914
DTE Energy Co.	556	73,731
NiSource, Inc.	1,076	31,538
Public Service Enterprise Group, Inc.	1,460	86,432
Sempra Energy	814	130,761
WEC Energy Group, Inc.	908	90,700

		859,709

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Oil, Gas & Consumable Fuels — 3.4%
Apache Corp.	1,087	29,827
Cabot Oil & Gas Corp.	1,178	16,598
Cheniere Energy, Inc.*	670	39,691
Chevron Corp.	5,461	585,092
Cimarex Energy Co.	291	12,772
Concho Resources, Inc.	582	44,104
ConocoPhillips	3,168	188,274
Continental Resources, Inc.	248	6,751
Devon Energy Corp.	1,118	24,283
Diamondback Energy, Inc.	468	34,819
EOG Resources, Inc.	1,680	122,489
Exxon Mobil Corp.	12,219	759,044
Hess Corp.	750	42,427
HollyFrontier Corp.	427	19,181
Kinder Morgan, Inc.	5,627	117,435
Marathon Oil Corp.	2,307	26,231
Marathon Petroleum Corp.	1,876	102,242
Noble Energy, Inc.	1,380	27,283
Occidental Petroleum Corp.	2,579	102,438
ONEOK, Inc.	1,196	89,544
Phillips 66	1,284	117,319
Pioneer Natural Resources Co.	478	64,530
Targa Resources Corp.	672	24,528
Valero Energy Corp.	1,184	99,823
Williams Cos., Inc. (The)	3,501	72,436

		2,769,161

Personal Products — 0.2%
Coty, Inc., Class A	851	8,731
Estee Lauder Cos., Inc. (The), Class A	643	125,488
Herbalife Nutrition Ltd.*	271	10,528

		144,747

Pharmaceuticals — 4.4%
Allergan plc	949	177,121
Bristol-Myers Squibb Co.	6,772	426,297
Elanco Animal Health, Inc.*	1,075	33,218
Eli Lilly & Co.	2,440	340,722
Jazz Pharmaceuticals plc*	164	23,509
Johnson & Johnson	7,599	1,131,263
Merck & Co., Inc.	7,356	628,497
Mylan NV*	1,489	31,894
Perrigo Co. plc	393	22,417
Pfizer, Inc.	15,986	595,319
Zoetis, Inc.	1,375	184,539

		3,594,796

Professional Services — 0.5%
CoStar Group, Inc.*	107	69,870
Equifax, Inc.	347	52,015
IHS Markit Ltd.*	1,156	91,162
ManpowerGroup, Inc.	170	15,553
Nielsen Holdings plc	1,030	21,012
TransUnion	541	49,610
Verisk Analytics, Inc.	474	77,011

		376,233

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	964	58,852

Road & Rail — 1.0%
CSX Corp.	2,245	171,383
JB Hunt Transport Services, Inc.	248	26,767
Kansas City Southern	285	48,077
Lyft, Inc., Class A*	588	27,918
Norfolk Southern Corp.	754	156,990
Old Dominion Freight Line, Inc.	187	36,695
Uber Technologies, Inc.*	591	21,448
Union Pacific Corp.	2,008	360,275

		849,553

Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices, Inc.*	3,217	151,199
Analog Devices, Inc.	1,064	116,774
Applied Materials, Inc.	2,666	154,601
Broadcom, Inc.	1,146	349,713
Intel Corp.	12,567	803,408
KLA Corp.	454	75,246
Lam Research Corp.	419	124,950
Marvell Technology Group Ltd.	1,928	46,349
Maxim Integrated Products, Inc.	782	47,014
Microchip Technology, Inc.	692	67,456
Micron Technology, Inc.*	3,196	169,676
NVIDIA Corp.	1,767	417,772
Qorvo, Inc.*	336	35,569
QUALCOMM, Inc.	3,299	281,438
Skyworks Solutions, Inc.	495	56,009
Texas Instruments, Inc.	2,698	325,514
Xilinx, Inc.	727	61,417

		3,284,105

Software — 7.8%
Adobe, Inc.*	1,399	491,245
ANSYS, Inc.*	248	68,034
Autodesk, Inc.*	637	125,393
Cadence Design Systems, Inc.*	811	58,481
CDK Global, Inc.	348	18,681
Citrix Systems, Inc.	356	43,154
DocuSign, Inc.*	362	28,421
Fortinet, Inc.*	412	47,528
Intuit, Inc.	753	211,126
Microsoft Corp.	22,036	3,751,188
NortonLifeLock, Inc.	1,655	47,035
Oracle Corp.	6,255	328,075
Palo Alto Networks, Inc.*	282	66,208
Paycom Software, Inc.*	141	44,861
PTC, Inc.*	302	25,102
RingCentral, Inc., Class A*	218	44,816
salesforce.com, Inc.*	2,559	466,531
ServiceNow, Inc.*	542	183,321
Splunk, Inc.*	446	69,246
SS&C Technologies Holdings, Inc.	637	40,137
Synopsys, Inc.*	431	63,577
VMware, Inc., Class A*	227	33,610
Workday, Inc., Class A*	474	87,515

		6,343,285

Specialty Retail — 2.2%
Advance Auto Parts, Inc.	199	26,218
AutoZone, Inc.*	66	69,826
Best Buy Co., Inc.	655	55,472
Burlington Stores, Inc.*	192	41,754
CarMax, Inc.*	475	46,094
Foot Locker, Inc.	309	11,733
Gap, Inc. (The)	615	10,707
Home Depot, Inc. (The)	3,148	718,059
L Brands, Inc.	671	15,541
Lowe’s Cos., Inc.	2,214	257,355
O’Reilly Automotive, Inc.*	220	89,342
Ross Stores, Inc.	1,043	117,014

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Specialty Retail — continued
Tiffany & Co.	311	41,680
TJX Cos., Inc. (The)	3,502	206,758
Tractor Supply Co.	341	31,696
Ulta Beauty, Inc.*	166	44,473

		1,783,722

Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.	12,065	3,734,238
Dell Technologies, Inc., Class C*	448	21,849
Hewlett Packard Enterprise Co.	3,735	52,029
HP, Inc.	4,281	91,271
NetApp, Inc.	656	35,030
Seagate Technology plc	669	38,126
Western Digital Corp.	861	56,395
Xerox Holdings Corp.	536	19,066

		4,048,004

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.*	440	13,182
Hanesbrands, Inc.	1,043	14,352
Lululemon Athletica, Inc.*	344	82,350
NIKE, Inc., Class B	3,596	346,295
PVH Corp.	216	18,829
Ralph Lauren Corp.	143	16,230
Tapestry, Inc.	794	20,461
Under Armour, Inc., Class A*	541	10,917
Under Armour, Inc., Class C*	562	10,094
VF Corp.	947	78,573

		611,283

Thrifts & Mortgage Finance — 0.0%(c)
New York Community Bancorp, Inc.	1,349	14,920

Tobacco — 0.8%
Altria Group, Inc.	5,398	256,567
Philip Morris International, Inc.	4,491	371,406

		627,973

Trading Companies & Distributors — 0.2%
Fastenal Co.	1,656	57,761
United Rentals, Inc.*	219	29,716
Watsco, Inc.	92	16,001
WW Grainger, Inc.	123	37,228

		140,706

Water Utilities — 0.1%
American Water Works Co., Inc.	524	71,369

Wireless Telecommunication Services — 0.1%
Sprint Corp.*	1,776	7,761
T-Mobile US, Inc.*	916	72,538

		80,299

TOTAL COMMON STOCKS (Cost $75,093,916)		80,941,322

SHORT-TERM INVESTMENTS — 0.5%
INVESTMENT COMPANIES — 0.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(d)(e) (Cost $364,104)	364,104	364,104

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(d)(e) (Cost $39,096)	39,096	39,096

TOTAL SHORT-TERM INVESTMENTS (Cost $403,200)		403,200

Total Investments — 100.0% (Cost $75,497,116)		81,344,522
Other Assets Less Liabilities — 0.0%(c)		33,704

Net Assets — 100.0%		81,378,226

Percentages indicated are based on net assets.

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is $37,760.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Mic E-Mini Index	24	03/2020	USD	386,700	1,973

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$81,344,522	$—	$—	$81,344,522

Appreciation in Other Financial Instruments
Futures Contracts(a)	$1,973	$—	$—	$1,973

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. Shares(a)	$702,425	$525,551	$67,385	$16,301	$21,760	$1,198,652	9,056	$6,406	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(b)(c)	—	66,151	27,055	—	—	39,096	39,096	26	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(b)(c)	123,432	720,404	479,732	—	—	364,104	364,104	978	—

Total	$825,857	$1,312,106	$574,172	$16,301	$21,760	$1,601,852		$7,410	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2020.